Related party (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
List of the Company's Subsidiaries
The following is a list of the Company’s subsidiaries as at March 31, 2020:

Direct subsidiaries	Step subsidiaries	Place of incorporation

WNS Global Services Netherlands B.V. (1)		The Netherlands

	WNS Global Services (Romania) S.R.L.	Romania

WNS North America Inc.		Delaware, USA

	WNS Business Consulting Services Private Limited	India

	WNS Global Services Inc.	Delaware, USA

	WNS BPO Services Costa Rica, S.R.L	Costa Rica

	Denali Sourcing Services Inc. (2)	Delaware, USA

	- WNS Denali Sourcing Services Inc. (3)	Delaware, USA

WNS Assistance Limited (previously WNS Workflow Technologies Limited)		United Kingdom

	WNS Assistance (Legal) Limited (4)	United Kingdom

	Accidents Happen Assistance Limited	United Kingdom

	WNS Legal Assistance LLP (5)	United Kingdom

WNS (Mauritius) Limited		Mauritius

	WNS Capital Investment Limited	Mauritius

	- WNS Customer Solutions (Singapore) Private Limited	Singapore

	- WNS Global Services (Australia) Pty Ltd	Australia

	- WNS New Zealand Limited (6)	New Zealand

	- Business Applications Associates Beijing Ltd	China

	WNS Global Services Private Limited (7)	India

	- WNS Global Services (UK) Limited (8)	United Kingdom

	- WNS Global Services SA (Pty) Limited	South Africa

	- WNS B-BBEE Staff Share Trust (9)	South Africa

	- Ucademy (Pty) Limited (10)	South Africa

	- WNS South Africa (Pty) Limited (11)	South Africa

	- MTS HealthHelp Inc. (12)	Delaware, USA

	- HealthHelp Holdings LLC (12)	Delaware, USA

	- HealthHelp LLC (12)	Delaware, USA

	- WNS-HealthHelp Philippines Inc. (13)	Philippines

	- Value Edge Inc. (14)	Delaware, USA

	- Value Edge AG. (14)	Switzerland

	- VE Value Edge GmbH (14)	Germany

	WNS Global Services (Private) Limited	Sri Lanka

	WNS Global Services (Dalian) Co. Ltd.	China

	WNS Global Services (UK) International Limited (15)	United Kingdom

	- WNS Global Services North Americas Inc. (16)	Delaware, USA

WNS Business Consulting Netherlands B.V. (17)		The Netherlands

	WNS Global Services Philippines Inc. (17)	Philippines
Notes:

(1)
WNS Global Services Netherlands Cooperatief U.A. was converted into a BV entity with effect from January 9, 2020. As a consequence, the name of WNS Global Services Netherlands Cooperatief U.A. was changed to WNS Global Services Netherlands B.V. with effect from January 9, 2020.

(2)	On January 20, 2017, the Company acquired all outstanding equity shares of Denali Sourcing Services Inc.
(3)	WNS Denali Sourcing Services Inc., a wholly-owned subsidiary of Denali Sourcing Services Inc., was incorporated on November 27, 2019.
(4)	WNS Assistance (Legal) Limited, a wholly owned subsidiary of WNS Assistance Limited, was incorporated on April 20, 2016.
(5)
WNS Legal Assistance LLP is a limited liability partnership, organized under the laws of England and Wales in November 2014. WNS Legal Assistance LLP provides legal services in relation to personal injury claims within the Auto Claims BPM (as defined in Note 2
9
) segment in the UK. During the year ended March 31, 2018, the Company acquired 20% of the equity capital of WNS Legal Assistance LLP from Prettys Solicitors (the non-controlling
interest in WNS Legal Assistance LLP) as a consequence of which WNS Legal Assistance LLP has become a wholly-owned subsidiary of WNS Assistance Limited. WNS Legal Assistance LLP is 98.75% owned by WNS Assistance Limited and 1.25% owned by WNS Assistance (Legal) Limited.

(6)	WNS New Zealand Limited, a wholly-owned subsidiary of WNS Global Services (Australia) Pty Ltd, was incorporated on June 13, 2017.
(7)
WNS Global Services Private Limited is held jointly by WNS (Mauritius) Limited, WNS Global Services Netherlands B.V. and WNS Customer Solutions (Singapore) Private Limited.
The percentage of holding of WNS (Mauritius) Limited is 63.18%
, of WNS Global Services Netherlands B.V. is 20.84% and of WNS Customer Solutions (Singapore) Private Limited is
15.98%.

(8)
WNS Global Services (UK) Limited is jointly held by WNS Global Services Private Limited and WNS (Holdings) Limited. The percentage of holding of WNS Global Services Private Limited is 94.9% and of WNS (Holdings) Limited is 5.1%.

(9)
The WNS
B-BBEE
Staff Share Trust (the “trust”) was registered on April 26, 2017 in relation to the grant of share appreciation rights by WNS Global Services SA (Pty) Limited. The trust holds 10% of the equity capital of WNS Global Services SA (Pty) Limited and the balance 90% is held by WNS Global Services (UK) Limited. During the year
ended
March
 31, 20
20
, the trust subscribed to one participating preference share issued by WNS Global Services SA (Pty) Limited, which entitles the trust to 45.56% voting rights in WNS South Africa (Pty) Limited.

(10)	Ucademy (Pty) Limited was incorporated as a subsidiary of WNS Global Services SA (Pty) Limited with effect from June 20, 2016.
(11)
WNS
South Africa
(Pty) Limited was incorporated as a subsidiary of WNS Global Services SA (Pty) Limited on December 19, 2018. The name of the entity was changed to WNS South Africa (Pty) Ltd with effect from September 25, 2019.

(12)
On March 15, 2017, the Company acquired all ownership interests of MTS HealthHelp Inc. and its subsidiaries which existed on that date. HealthHelp Holdings LLC is 63.7% owned by MTS HealthHelp Inc. and 36.3% owned by WNS North America Inc.

(13)	WNS-HealthHelp Philippines Inc., a wholly-owned subsidiary of HealthHelp LLC, was incorporated on December 21, 2018.
(14)
On June 14, 2016, the Company acquired all outstanding equity shares of Value Edge Research Services Private Limited. As part of the acquisition, the Company also acquired the three subsidiaries of Value Edge Research Services Private Limited which existed on that date. Value Edge Research Services Private Limited was merged with and into WNS Global Services Private Limited pursuant to a Scheme of Amalgamation approved by the National Company Law Tribunal on July 27, 2017.

(15)	WNS Global Services (UK) International Limited, a wholly-owned subsidiary of WNS (Mauritius) Limited, was incorporated on September 17, 2018.
(16)	WNS Global Services North Americas Inc, a wholly-owned subsidiary of WNS Global Services (UK) International Limited, was incorporated on October 4, 2018.
(17)
WNS Business Consulting Netherlands B.V., a wholly-owned subsidiary of WNS (Holdings) Limited, was incorporated on
March 17, 2020 pursuant to the execution of deed of demerger on March 16, 2020. The shares of WNS Global Services Philippines Inc. were transferred from WNS Global Services Netherlands B.V. to WNS Business Consulting Netherlands B.V. pursuant to the proposal of demerger.

Key Management Personnel Compensation

	Year ended March 31,
Nature of transaction with related parties	2020	2019	2018
Key management personnel*
Remuneration and short-term benefits	6,959	6,464	6,614
Defined contribution plan	114	97	94
Other benefits	54	16	17
Share-based compensation expense	17,167	14,957	17,677

*	Defined benefit plan related costs are not disclosed as these are determined for the Company as a whole.